Consolidated Statements of Shareholders' Equity - USD ($)	Preferred shares	Common shares Class A	Common shares Class B	Additional paid-in capital	Subscription receivable	Statutory reserve	Accumulated other comprehensive income (loss)	Retained earnings (accumulated deficit)	Total Baiya's shareholders' equity	Non- controlling interests	Total
Balance at Dec. 31, 2022		$ 1,000		$ 1,775,941	$ (990)	$ 290,860	$ (109,247)	$ (340,910)	$ 1,616,654	$ 86,017	$ 1,702,671
Balance (in Shares) at Dec. 31, 2022		400,000
Capital contribution				10	990				1,000		1,000
Appropriation to statutory reserve						34,363		(34,363)
Net income (loss)								(1,017,077)	(1,017,077)	(45,739)	(1,062,816)
Foreign currency translation adjustment							(44,182)		(44,182)	(2,356)	(46,538)
Balance at Dec. 31, 2023		$ 1,000		1,775,951		325,223	(153,429)	(1,392,350)	556,395	37,922	594,317
Balance (in Shares) at Dec. 31, 2023		400,000
Capital contribution				20,334					20,334		20,334
Appropriation to statutory reserve						55,678		(55,678)
Net income (loss)								(8,750)	(8,750)	15,437	6,687
Foreign currency translation adjustment							(67,710)		(67,710)	(3,564)	(71,274)
Balance at Dec. 31, 2024		$ 1,000		1,796,285		380,901	(221,139)	(1,456,778)	500,269	49,795	550,064
Balance (in Shares) at Dec. 31, 2024		400,000
Appropriation to statutory reserve						77,931		(77,931)
Shares issued for IPO		$ 250		7,094,235					7,094,485		7,094,485
Shares issued for IPO (in Shares)		100,000
Stock issued for equity financing		$ 667		17,546,022					17,546,689		17,546,689
Stock issued for equity financing (in Shares)		266,960
Shares issued as prepayment for acquisition of subsidiary		$ 232		1,173,688					1,173,920		1,173,920
Shares issued as prepayment for acquisition of subsidiary (in Shares)		92,800
Shares issued for stock compensation expense		$ 815	$ 360	6,096,473					6,097,648		6,097,648
Shares issued for stock compensation expense (in Shares)		326,024	3,600,000
Net income (loss)								(9,531,919)	(9,531,919)	51,895	(9,480,024)
Foreign currency translation adjustment							74,069		74,069	11,692	85,761
Balance at Dec. 31, 2025		$ 2,964	$ 360	33,706,703		458,832	(147,070)	(11,066,628)	$ 22,955,161	$ 113,382	23,068,543
Balance (in Shares) at Dec. 31, 2025		1,185,835	3,600,000
Rounding due to share reverse split
Rounding due to share reverse split (in Shares)		51